Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have not implemented cybersecurity risk management regulations and mainly rely on technological safeguards installed in the computer systems. We are reliant on third parties to service parts of our IT infrastructure. We do not have processes to oversee and identify risks from cybersecurity threats associated with the use of any third-party service provider.

In the year ended March 31, 2025, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Business—A failure in our information technology (“IT”) systems could cause interruptions in our services, undermine the responsiveness of our services, disrupt our business, damage our reputation and cause losses.”

Governance

We outsource the IT support, including any cybersecurity services, to a third-party IT service provider and do not retain in-house IT personnel.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance We outsource the IT support, including any cybersecurity services, to a third-party IT service provider and do not retain in-house IT personnel.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.